FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2013
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

  The following table summarizes the Company's financial assets and liabilities measured at fair value as at March 31, 2013 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$70,526	$—	$70,526
Available-for-sale securities(ii)	55,309	—	—	55,309
Fair value of derivative financial instruments(iii)	—	5,308	—	5,308

	$55,309	$75,834	$—	$131,143

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$700	$—	$700

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$67,750	$—	$67,750
Available-for-sale securities(ii)	44,719	—	—	44,719
Fair value of derivative financial instruments(iii)	—	2,112	—	2,112

	$44,719	$69,862	$—	$114,581

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$277	$—	$277

  (i)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).